Derivative Instruments (Offsetting Assets And Liabilities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Total Index Series [Member]
Offsetting Liabilities [Line Items]
Gross Amount of Recognized Assets	$ 3,666,173	$ 6,045,011
Gross Amount of Recognized Liabilities	6,406,878	6,705,465
Total Index Series [Member] | US And Foreign Futures [Member]
Offsetting Liabilities [Line Items]
Gross Amount of Recognized Assets	3,666,173	6,045,011
Gross Amount of Recognized Liabilities	6,406,878	6,705,465
Gross Amounts Offset in the Statement of Financial Condition, Assets	(3,666,173)	(6,045,011)
Gross Amounts Offset in the Statement of Financial Condition, Liabilities	(3,666,173)	(6,045,011)
Net Amount of Unrealized Loss Presented in the Statement of Condition, Assets
Net Amount of Unrealized Loss Presented in the Statement of Condition, Liabilities	2,740,705	660,454
Agricultural Sector Series [Member]
Offsetting Liabilities [Line Items]
Gross Amount of Recognized Assets	84,852	143,072
Gross Amount of Recognized Liabilities	246,800	590,699
Agricultural Sector Series [Member] | US And Foreign Futures [Member]
Offsetting Liabilities [Line Items]
Gross Amount of Recognized Assets	84,852	143,072
Gross Amount of Recognized Liabilities	246,800	590,699
Gross Amounts Offset in the Statement of Financial Condition, Assets	(84,852)	(143,072)
Gross Amounts Offset in the Statement of Financial Condition, Liabilities	(84,852)	(143,072)
Net Amount of Unrealized Loss Presented in the Statement of Condition, Assets
Net Amount of Unrealized Loss Presented in the Statement of Condition, Liabilities	$ 161,948	$ 447,627